New Accounting Pronouncements - Schedule of Unaudited Impact of Adoption of New Revenue Recognition Standard and Impact of ASU on Segment Reporting (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	$ 6,300	$ 5,290	[1]
Total Revenues	6,773	5,785	[1]
Operating profit		263
AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		5,384
Total Revenues		5,681
Operating profit		257
Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	6,300	5,290
Total Revenues	6,327	5,326
Operating profit		143
Industrial Activities [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		5,384
Total Revenues		5,420
Operating profit		219
Industrial Activities [Member] | Agricultural Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	2,579	2,240
Industrial Activities [Member] | Construction Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	682	502
Industrial Activities [Member] | Commercial Vehicles [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	2,495	2,125
Industrial Activities [Member] | Powertrain [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	1,186	1,001
Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues	502	512
Operating profit		120
Financial Services [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		120
Due to ASU 2017-07 [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		5
Due to ASU 2017-07 [Member] | Industrial Activities [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		5
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		5,681
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		5,384
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		396
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(94)
Total Revenues		104
Operating profit		1
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(94)
Operating profit		(81)
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		116
Operating Segments [Member] | Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	6,300	5,290
Operating Segments [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	2,579	2,240
Operating profit		104
Operating Segments [Member] | Industrial Activities [Member] | Agricultural Equipment [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		159
Operating Segments [Member] | Industrial Activities [Member] | Construction Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	682	502
Operating profit		(31)
Operating Segments [Member] | Industrial Activities [Member] | Construction Equipment [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		(22)
Operating Segments [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	2,495	2,125
Operating profit		16
Operating Segments [Member] | Industrial Activities [Member] | Commercial Vehicles [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		28
Operating Segments [Member] | Industrial Activities [Member] | Powertrain [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	1,186	1,001
Operating profit		74
Operating Segments [Member] | Industrial Activities [Member] | Powertrain [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		74
Operating Segments [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues	502	512
Operating Segments [Member] | Due to ASU 2017-07 [Member] | Industrial Activities [Member] | Agricultural Equipment [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		4
Operating Segments [Member] | Due to ASU 2017-07 [Member] | Industrial Activities [Member] | Construction Equipment [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		1
Operating Segments [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		2,346
Operating Segments [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Construction Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		523
Operating Segments [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		2,091
Operating Segments [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Powertrain [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		1,002
Operating Segments [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(106)
Operating profit		(59)
Operating Segments [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Construction Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(21)
Operating profit		(10)
Operating Segments [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		34
Operating profit		(12)
Operating Segments [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Powertrain [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(1)
Eliminations and other [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues	(29)	(17)
Eliminations and other [Member] | Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	$ (642)	(578)
Operating profit		(20)
Eliminations and other [Member] | Industrial Activities [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		(20)
Eliminations and other [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		(17)
Eliminations and other [Member] | Financial Services [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		(82)
Eliminations and other [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(578)
Eliminations and other [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		(99)
Eliminations and other [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		82
Operating profit		$ 82

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).